Investments in associates and joint ventures - Summary of Investments in Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Investments in joint ventures and associates [line items]
Total	¥ 347,718	¥ 423,744
Aggregated individually immaterial associates and joint ventures [member]
Investments in joint ventures and associates [line items]
Associates	303,321	363,611
Joint ventures	44,397	60,133
Total	¥ 347,718	¥ 423,744